Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Remuneration of Directors and Key Management Personnel	The remuneration of directors and key management personnel for the three and six month period ended June 30, 2023 and 2022 are as follows:
	2023	2022
Payments to key management personnel:
Salaries, consulting and directors’ fees	$1,007,410	$1,162,885
Share-based payments	593,146	1,824,713
Total	$1,600,556	$2,987,598

Schedule of Salaries, Consulting and Directors’ Fees Shown Above are Classified Within Profit and Loss	Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:
		(in thousands)
Type of Service	Nature of Relationship	2023	2022
Selling and marketing expenses	VP Technology/VP Sales International	$225	$234
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$782	$929